Pension and Severance Plans (Details 3) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Japanese Plans [Member]
Amounts recognized in the consolidated balance sheets
Noncurrent assets	¥ 1,454	¥ 1,116
Current liabilities	0	0
Noncurrent liabilities	(200,659)	(194,969)
Ending balance	(199,205)	(193,853)
Amounts recognized in accumulated other comprehensive income
Prior service cost (credit)	(86,470)	(96,865)
Net actuarial loss	278,895	270,241
Obligation existing at transition	0	0
Ending balance	192,425	173,376
Accumulated benefit obligations for all defined benefit pension plans
Accumulated benefit obligations	731,666	705,537
Foreign Plans [Member]
Amounts recognized in the consolidated balance sheets
Noncurrent assets	3,894	2,760
Current liabilities	(2,716)	(2,778)
Noncurrent liabilities	(67,288)	(97,097)
Ending balance	(66,110)	(97,115)
Amounts recognized in accumulated other comprehensive income
Prior service cost (credit)	(3,930)	2,966
Net actuarial loss	33,919	49,209
Obligation existing at transition	204	231
Ending balance	30,193	52,406
Accumulated benefit obligations for all defined benefit pension plans
Accumulated benefit obligations	¥ 183,954	¥ 192,260